Trade accounts receivable	12 Months Ended
Dec. 31, 2021
Trade accounts receivable

7 Trade accounts receivable

The Company’s average receivables term is generally 30 days; therefore, the amount of the trade accounts receivable approximates their fair value. The Company realizes part of its trade accounts receivable through the sale of trade notes to funds and financial institutions that acquire receivables. These operations are not entitled to recourse and the risks and benefits over the receivables are substantially transferred, for which reason the trade notes are derecognized.

As of December 31, 2021, the total amount of the trade accounts receivables sold to third parties was R$3.5 billion (2020: R$1.8 billion), with interest expenses of R$39 million (2020: R$12 million), recorded under Financial Expenses.

	Note	2021	2020
Customers
Domestic market
Third parties		2,851,701	2,304,212
Related parties	9	12,240	20,863
		2,863,941	2,325,075
Foreign market
Third parties		4,434,653	2,603,140
		4,434,653	2,603,140
Expected credit losses	(i)	(131,634)	(173,007)
Total		7,166,960	4,755,208

Current assets		7,153,565	4,731,979
Non-current assets		13,395	23,229
Total		7,166,960	4,755,208

(i)	According to the Management, the Company’s Expected Credit Losses (“ECL”) are considered sufficient to cover any losses of receivables. Expected credit losses are determined based on the following stages:

Stage 1: in this stage, expected credit losses are calculated based on the actual experience of credit loss (write-off) over the last five years, segregating customers in accordance with their operating risk.

Stage 2: when there is deterioration in the credit risk. The Company considers receivables as deterioration of credit risk any credits that were renegotiated and that could be collected in court, regardless of their maturity.

Stage 3: includes notes with objective evidence of impairment. The trigger for evidence of impairment is an unprecedented delay of more than 180 days.

The following table shows the expected credit loss for each stage:

		Estimated loss percentage	Trade accounts receivable	Expected Credit Losses

Stage 1 (Performing)	Operation risk 1	Minimum risk	4,167,950
	Operation risk 2	Minimum risk	2,395,347
	Operation risk 3	0.83%	515,136	4,276
	Operation risk 4	1.53%	92,522	1,416
			7,170,955	5,692

Stage 2 (Significant Increase in Loss Risk)	1st Renegotiation lower than or equal to 24 months	25%	234	58
	Between 90 and 180 days	30%	2,172	651
			2,406	709

Stage 3 (No payment performance - Indicative of impairment)
	Operation risk 5	100%	18,738	18,738
	Above 180 days	100%	8,774	8,774
	Legal	100%	97,721	97,721
			125,233	125,233

Total			7,298,594	131,634

The changes in the expected credit loss are presented below:

	2021	2020	2019

Balance of provision at the beginning of the year	(173,007)	(229,323)	(233,625)
Provision in the year	(144,888)	(65,571)	(59,885)
Reversal in the year	149,681	28,563	45,501
Write-offs	36,580	93,324	18,686
Balance of provision at the end of the year	(131,634)	(173,007)	(229,323)

The breakdown of trade accounts receivable by maturity is as follows:

	2021	2020

Accounts receivables not past due	6,705,123	4,368,714
Past due securities:
Up to 90 days	431,899	396,953
Between 91 to 180 days	45,134	6,272
Above 180 days	116,438	156,276
	7,298,594	4,928,215
Expected Credit Losses	(131,634)	(173,007)
Total	7,166,960	4,755,208

Write-off

The gross carrying amount of a financial asset is written-off when the Company has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof.